Intangible Assets (Tables)	6 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Asset	As of December 31, 2023 and June 30, 2023, intangible assets consisted of the following:
	As of December 31,	As of June 30,
	2023	2023
Copyright licenses	$2,005,550	$1,963,676
SaaS	140,847	137,906
	2,146,397	2,101,582
Less: accumulated amortization	(945,033)	(918,405)
Less: impairment for production copyright	(1,086,339)	(1,063,658)
	$115,025	$119,519

Schedule of Fiscal Year, of the Amortization Amount of Intangible Assets	The following is a schedule, by fiscal year, of the amortization amount of intangible assets as of December 31, 2023:
By December 31, 2024	$14,085
By December 31, 2025	14,085
By December 31, 2026	14,085
By December 31, 2027	14,085
By December 31, 2028	14,085
Thereafter	44,600
Total	$115,025